Contingent Liabilities and Commitments (Details) - NIS [Member] $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Disclosure of finance lease and operating lease by lessee [line items]
2018	$ 99
2019	31
Total	$ 130